Stock Options and Warrants - Warrants Issued in Connection with October 2014 Financing - Additional Information (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock			$ 0.21
Warrant exercise price			$ 0.15
Stock price volatility			84.30%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock			$ 0.15
U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			1.55%
Series-A and Placement Agent Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock	$ 0.0576	$ 0.069
Warrant exercise price	$ 0.0448	$ 0.0576
Stock price volatility	80.00%	83.00%
Options and warrant expected term	5 years 15 days	5 years 3 months 15 days	4 years 6 months 22 days
Dividend rate	0.00%	0.00%
Series-A and Placement Agent Warrants [Member] | U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.37%	1.63%
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock	$ 0.0576	$ 0.069
Warrant exercise price	$ 0.0448	$ 0.0576
Stock price volatility	65.10%	33.40%
Options and warrant expected term	15 days	3 months 11 days
Dividend rate	0.00%	0.00%
Series B Warrants [Member] | U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.02%	0.02%
Series C warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock	$ 0.0576	$ 0.069
Warrant exercise price	$ 0.0448	$ 0.0576
Stock price volatility	65.10%	33.40%
Options and warrant expected term	6 months 15 days	9 months 15 days
Dividend rate	0.00%	0.00%
Series C warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price of common stock	$ 0.0448	$ 0.0576
Series C warrants [Member] | U.S. Treasury Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.14%	0.02%